Loans and financing - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of movements of liabilities to cash flows arising from financing activities
Balance at the beginning	R$ 155,304	R$ 73,691
Borrowing	446,870	50,620
Interest expense	27,329	7,454
Principal paid	(63,985)	(52,152)
Interest paid	(12,126)	(5,985)
Business Combination	32,040	59,456
Cash for asset acquisition - non-cash event	138,834	19,818
The effect of changes in foreign exchange rates	(6,848)	2,402
Balance at the end	R$ 717,418	R$ 155,304